MINERAL PROPERTIES - Disclosure of detailed information about the total capitalized costs for the Waterberg Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 47,029	$ 41,614
Additions	1,990	3,016
Foreign currency translation adjustment	204	2,399
Exploration and evaluation assets, end of period	$ 49,223	$ 47,029